Loans from a Related Party, a Cost Method Investee (Tables)	6 Months Ended
Jun. 30, 2019
Investments, All Other Investments [Abstract]
Schedule of loans from a cost method investee
Lender name	Interest rate	Term	June 30, 2019	December 31, 2018
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$-	$3,634,989
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	-	2,180,993
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	-	1,453,996
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	-	7,269,978
Total loans from a cost method investee			$-	$14,539,956